Commitments and Contingencies - Summary of Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of the year	$ 933	$ 690
Additional obligations recognized in the current year		168
Accretion expense	82	75
Balance, end of year	$ 1,015	$ 933